Derivatives and Concentration of Credit Risk - Concentration of Receivables, Net of Allowances, by Product or Service (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Receivables [Line Items]
Account receivables	$ 300	$ 437
Sale of natural gas and related products and services
Receivables [Line Items]
Account receivables	171	339
Joint interest owners
Receivables [Line Items]
Account receivables	90	88
Other
Receivables [Line Items]
Account receivables	$ 39	$ 10